Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of trade and other receivables

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Indirect tax receivable	1,781	—	—
Other receivables	5	53	—
Trade receivable due from related parties	31,456	—	—
	33,242	53	—